Financial liabilities - Disclosure of reconciliation of debt instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in financial instruments, Liabilities
Perimeter	€ (285)
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of period	252,765	€ 231,880
Perimeter	0	(1,224)
Issuances or placements	37,180	41,185
Repurchases or redemptions	(32,874)	(32,172)
Exchange rate and other adjustments	(12,180)	27
Balance at end of period	244,891	239,696
Subordinated
Changes in financial instruments, Liabilities
Balance at beginning of period	35,461	30,529
Perimeter	0	0
Issuances or placements	278	3,908
Repurchases or redemptions	(3,147)	(2,422)
Exchange rate and other adjustments	(1,641)	96
Balance at end of period	30,951	32,111
Bonds and debentures and subordinated liabilities
Changes in financial instruments, Liabilities
Balance at beginning of period	288,226	262,409
Perimeter	0	(1,224)
Issuances or placements	37,458	45,093
Repurchases or redemptions	(36,021)	(34,594)
Exchange rate and other adjustments	(13,821)	123
Balance at end of period	€ 275,842	€ 271,807